RECLAMATION AND REMEDIATION LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Reclamation And Remediation Liabilities [Abstract]
Disclosure of detailed information about current and non current portion of reclamation explanatory [Table Text Block]
Balance, December 31, 2022	$25,531
Acquisition of MPM (note 5)	114
Reclamation costs	(1,196)
Accretion	1,027
Change in estimates	16
Balance, December 31, 2023	25,492
Acquisition of FCGI (note 5)	29,817
Reclamation costs	(1,188)
Accretion	1,217
Change in estimates[1]	(811)
Balance, December 31, 2024	54,527
Less: current portion	1,615
Non-current portion	$52,912